Victory Income Stock Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Lipper Equity Income Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.21%	11.23%	10.84%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.90%	11.91%	10.60%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.21%	9.10%	8.09%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.88%	8.98%	7.99%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.87%	11.93%	10.62%